Notes on the Consolidated Balance Sheets	6 Months Ended
Jun. 30, 2019
Disclosure Of Consolidated Balance Sheet [Abstract]
Notes on the Consolidated Balance Sheets
Notes on the Consolidated Balance Sheets

4.1 Intangible assets

The following table shows the reconciliation of intangible assets for the six months ended June 30, 2019:

in € thousands	Internally generated software	Licenses and domains	Brands and trademarks	Purchased software	Other intangible assets	Intangible assets under development	Goodwill	Total
Purchase costs
January 1, 2019	3,421	347	5,210	24	5,854	3,691	24,128	42,675
Acquired	—	—	—	—	—	—	—	—
Additions	816	—	—	—	—	1,529	—	2,345
Disposals	—	—	—	—	—	—	—	—
Reclassification	3,517	—	—	—	—	(3,517)	—	—
Currency translation	11	—	15	(1)	9	—	126	160
June 30, 2019	7,765	347	5,225	23	5,863	1,703	24,254	45,180
Accumulated amortization and impairment
January 1, 2019	1,200	138	316	1	4,681	—	3,324	9,660
Additions	709	24	70	4	319	—	—	1,126
Impairment	—	—	—	—	—	—	—	—
Disposals	—	—	—	—	—	—	—	—
Reclassification	—	—	—	—	—	—	—	—
June 30, 2019	1,909	162	386	5	5,000	—	3,324	10,786
Remaining carrying amount
January 1, 2019	2,221	209	4,894	23	1,173	3,691	20,804	33,015
June 30, 2019	5,856	185	4,839	18	863	1,703	20,930	34,394

During the six months ended June 30, 2019, the Group capitalized an additional €1,529 thousand of intangible assets under development and €816 thousand of internally generated software. The additions are primarily attributable to personnel-related development costs and internally generated software for a unified technology platform. The Group reclassified €3,517 thousand in costs from intangibles assets under development to internally generated software due to the start of the migration of brands onto the unified technology platform during the six months ended June 30, 2019.
4.2 Property, plant, and equipment

The following table shows the reconciliation of property, plant, and equipment for the six months ended June 30, 2019:

in € thousands	Leasehold improvement	Other and office equipment	Property, plant and equipment under construction	Right-of-use assets	Total
Purchase costs
January 1, 2019	304	2,852	4	1,263	4,423
Acquired	—	—	—	—	—
Additions	—	52	—	—	52
Disposals	—	(3)	—	—	(3)
Reclassification	—	4	(4)	—	—
Currency translation	—	2	—	—	2
June 30, 2019	304	2,907	—	1,263	4,474
Accumulated depreciation and impairment
January 1, 2019	177	968	—	—	1,145
Additions	29	266	—	232	527
Impairment	—	—	—	—	—
Disposals	—	(2)	—	—	(2)
Reclassification	—	—	—	—	—
June 30, 2019	206	1,232	—	232	1,670
Remaining carrying amount
January 1, 2019	127	1,884	4	1,263	3,278
June 30, 2019	98	1,675	—	1,031	2,804
`
On January 1, 2019, the Group recognized right-of-use assets of €1,263 thousand related to two lease contracts for office space. The right-of-use assets are depreciated over the individual lease terms on a straight-line basis. Refer to Note 1.6 for further information regarding the Group's recognition of right-of-use assets due to the adoption of IFRS 16 Leases.

4.3 Shareholders' Equity

Movements in equity components are presented in the consolidated statement of shareholders' equity.

Subscribed capital and capital reserve

There were no changes to subscribed capital, which was €1,317 thousand as of June 30, 2019 and January 1, 2019. Capital reserves increased from €49,383 thousand as of January 1, 2019 to €49,755 thousand as of June 30, 2019 due to the exercise of stock options related to the share-based payment arrangements operated by Spark prior to the Affinitas / Spark Merger.

As of June 30, 2019, the Company had 1,303,037 common shares outstanding, which are presented within equity.

Treasury shares

As of June 30, 2019, the Company held 13,830 (December 31, 2018: 18,070) ordinary shares as treasury shares, in accordance with local law. The treasury shares were exchanged without any consideration in the course of establishing the Chardonnay Trust in connection with the Affinitas / Spark Merger. The treasury shares are recognized at par value and deducted from the ordinary shares of subscribed capital outstanding at June 30, 2019.

4.4 Provisions

in € thousands	Other provisions	Total
January 1, 2019	321	321
- thereof non-current	16	16
- thereof current	305	305
Utilization	(23)	(23)
Addition	236	236
Reclassifications	—	—
Currency translation	—	—
June 30, 2019	534	534
- thereof non-current	16	16
- thereof current	518	518

During the six months ended June 30, 2019, an additional provision of €236 thousand was recorded to estimate United States state sales tax liability as of June 30, 2019.

4.5 Contract liabilities

in € thousands	June 30, 2019	December 31, 2018
Non-current	4	5
Current	15,529	16,604
Total contract liabilities	15,533	16,609

The contract liability balance relates to the Group’s receipt of advance consideration from customers for subscription services, in which revenue is recognized over the subscription period. The contract liability balance decreased by €1,076 thousand, as subscription sales were lower than subscription revenue recognized in the period due to the multi-month nature of our subscription offerings.

During the six months ended June 30, 2019, revenue of €15,531 thousand was realized, which was included in the beginning contract liability balance at January 1, 2019.

4.6 Long-term debt

On March 15, 2018, Affinitas entered into a termination agreement (the “Termination Agreement”) to its Loan Agreement dated as of September 2016 (the “Loan Agreement”), by and among Affinitas and certain persons and entities, including certain of its stockholders and officers, named as lenders thereunder (the “Lenders”), pursuant to which the Lenders had granted Affinitas certain loans with an interest rate of 8% per annum maturing on June 30, 2018 (the “Type A Loans”) and certain loans with an interest rate of 9% per annum maturing on March 31, 2019 (the “Type B Loans”) in an aggregate principal amount of €5.850 million (€1.850 million of which is under the Type A Loans and €4.0 million of which is under the Type B Loans). Pursuant to the terms of the Termination Agreement, in exchange for the early termination of the loans under the Loan Agreement effective as of March 15, 2018 and the repayment in full of the then outstanding principal amount of the loans under the Loan Agreement of €5.850 million, the parties agreed to an early termination fee of €307 thousand, consisting of a 2% fee on the repaid principal amount of the Type A loans and a 6.75% fee on the repaid principal amount of the Type B loans. In addition, the parties agreed that interest on the loans of approximately €40 thousand under the Loan Agreement was paid in full for the month of March 2018. All payments under the Termination Agreement were made on or before March 31, 2018.

On March 28, 2018, Spark Networks and Silicon Valley Bank entered into a four-year €25 million Senior Facilities Agreement (the "Senior Facilities Agreement"). The Senior Facilities Agreement provides for a multicurrency term loan facility in an aggregate amount equal to €15 million (the “Term Loan Facility”) and a multicurrency revolving credit facility in an aggregate amount equal to €10 million (the “Revolving Credit Facility” and, together with the Term Loan Facility, the “Facilities”). In addition, subject to the terms and conditions of the Senior Facilities Agreement, including compliance with certain financial covenants, Spark Networks may incur additional incremental facilities in an aggregate amount of up to €35 million.

Borrowings under the Facilities bear interest at a rate equal to LIBOR for deposits in the applicable currency plus an applicable margin ranging from 2.5% to 3.0% to be determined based on the net leverage ratio (as defined in the Facilities) for the most recently completed 12 month period ending on the last day of the fiscal year or quarterly period as applicable. The applicable margin and interest rate in effect for borrowings under the Term Loan Facility as of June 30, 2019 is 2.5%.

In addition to paying interest on outstanding principal under the Facilities, Spark Networks is required to pay a commitment fee to the lenders under the Revolving Credit Facility in respect of the unutilized commitments thereunder. The commitment fee rate is 0.60% per annum, and the Revolving Credit Facility currently has €10 million of undrawn availability.

Upon closing, a one-time facility fee of €150 thousand was payable, of which €90 thousand was allocated to the Term Loan Facility and €60 thousand was allocated to the Revolving Credit Facility. The facility fee on the Term Loan Facility is reflected as a debt discount and is deducted from the carrying value of the borrowings and amortized using the effective interest method. The facility fee on the Revolving Credit Facility is capitalized as a prepayment and amortized through the maturity of the Facilities on March 31, 2022. The facility fee is amortized to Interest expense and similar charges in the Consolidated Statements of Operations and Comprehensive Loss.

The Term Loan Facility amortizes in equal quarterly installments of €938 thousand commencing on June 29, 2018, while principal amounts outstanding under the Revolving Credit Facility are due and payable in full at maturity. As of June 30, 2019, the outstanding principal balance of the Term Loan Facility was €11,160 thousand, and there were no outstanding borrowings under the Revolving Credit Facility.

On July 1, 2019, Spark Networks entered into a new loan agreement and repaid the outstanding balance of the Term Loan Facility in full with proceeds from the new loan. Refer to Note 7.3 for further information on the new loan agreement entered into in the second half of 2019.